INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	At March 31, 2015 and December 31, 2014, inventory consisted of the following:

	March 31, 2015	December 31, 2014
Specialty food products	$933,969	$1,034,786
Operating materials and supplies	238,513	160,541
Total	$1,172,482	$1,195,327
At December 31, 2014 and 2013, inventory consisted of the following:
	2014	2013
Specialty food products	$1,034,786	$839,979
Operating materials and supplies	160,541	0
Total	$1,195,327	$839,979